COMMON STOCK (Tables)	12 Months Ended
Dec. 26, 2020
Schedule of common stock issuances

(in thousands, except per share data)	December 26, 2020
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	35	$46.71

Shares issued under the employee stock gift program	3	48.10
Shares issued under the director retainer stock program	46	25.31
Shares issued under the bonus plan	271	47.52
Shares issued under the executive stock match grants plan	79	47.60
Forfeitures	(9)
Total shares issued under stock grant programs	390	$44.96

Shares issued under the deferred compensation plans	128	$53.79

(in thousands, except per share data)	December 28, 2019
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	34	$32.47

Shares issued under the employee stock gift program	4	35.68
Shares issued under the director retainer stock program	5	38.44
Shares issued under the bonus plan	211	30.83
Shares issued under the executive stock match grants plan	109	31.57
Forfeitures	(19)
Total shares issued under stock grant programs	310	$31.25

Shares issued under the deferred compensation plans	181	$34.31

Nonvested Restricted Shares Activity

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 30, 2017	1,033,626	24.24	7.1	1.31 years
Granted	247,068	36.52
Vested	(107,865)	18.11
Forfeited	(12,750)	24.19
Nonvested at December 29, 2018	1,160,079	23.32	7.6	1.12 years
Granted	318,496	32.60
Vested	(224,894)	23.42
Forfeited	(50,786)	24.18
Nonvested at December 28, 2019	1,202,895	29.68	7.9	0.86 years
Granted	348,016	47.60
Vested	(177,790)	22.69
Forfeited	(9,327)	33.46
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years